Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
Alambic Mid Cap Growth Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALAMBIC MID CAP GROWTH PLUS FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alambic Mid Cap Growth Plus Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	183.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of middle capitalization ("mid-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell Mid Cap® Index (between $2.5 billion and - $34.7 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses the systematic application of fundamental analysis practices and other quantitative methods as the primary forces driving investment selection. Our proprietary return forecasting model consider the following categories of factors:

•	Fundamental Valuation that analyzes revenues, cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality, that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies and invests in those securities of companies across a range of market segments the Adviser believes have above-average growth potential.

The Fund may engage in active trading of securities as part of its principal investment strategy.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Mid-Capitalization Risk. Investments in equity securities issued by mid-capitalization companies may be more susceptible to economic, market, and industry changes than equity securities issued by larger companies because mid-capitalization companies can have less seasoned management experience, less financial resources, narrower product diversification, and less competitive strength than larger companies.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks' valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock. In addition, the Fund's growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolescence in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-890-8988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alambicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return through September 30, 2018 is 3.98%. Quarterly Returns During This Time Period Highest: 6.83% (quarter ended March 31, 2017) Lowest: 2.54% (quarter ended June 30, 2017)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Mid Cap Growth Plus Fund | Alambic Mid Cap Growth Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.60%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(12.75%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	2,681
Five Years	rr_ExpenseExampleYear05	4,849
Ten Years	rr_ExpenseExampleYear10	$ 8,832
Annual Return 2017	rr_AnnualReturn2017	21.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.54%
1 Year	rr_AverageAnnualReturnYear01	21.29%
Since Inception	rr_AverageAnnualReturnSinceInception	20.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Growth Plus Fund | After Taxes on Distributions | Alambic Mid Cap Growth Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.21%
Since Inception	rr_AverageAnnualReturnSinceInception	20.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Growth Plus Fund | After Taxes on Distributions and Sales | Alambic Mid Cap Growth Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.11%
Since Inception	rr_AverageAnnualReturnSinceInception	15.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Growth Plus Fund | Russell Midcap Growth Total Return Index (reflects no deduction for fees, expense or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.27%
Since Inception	rr_AverageAnnualReturnSinceInception	24.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Value Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALAMBIC MID CAP VALUE PLUS FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alambic Mid Cap Value Plus Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 184% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	184.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of middle capitalization ("mid-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell Mid Cap® Index (between $2.5 billion and - $34.7 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality: that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies price discrepancies in securities across a range of market segments, and then invests in those securities the Adviser believes are underpriced.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Mid-Capitalization Risk. Investments in equity securities issued by mid-capitalization companies may be more susceptible to economic, market, and industry changes than equity securities issued by larger companies because mid-capitalization companies can have less seasoned management experience, less financial resources, narrower product diversification, and less competitive strength than larger companies.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund's value investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-890-8988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alambicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is 0.43%.

Quarterly Returns During This Time Period

Highest: 7.25% (quarter ended December 31, 2017)

Lowest: 1.14% (quarter ended June 30, 2017)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Mid Cap Value Plus Fund | Alambic Mid Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.87%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	2,725
Five Years	rr_ExpenseExampleYear05	4,917
Ten Years	rr_ExpenseExampleYear10	$ 8,904
Annual Return 2017	rr_AnnualReturn2017	16.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.14%
1 Year	rr_AverageAnnualReturnYear01	16.69%
Since Inception	rr_AverageAnnualReturnSinceInception	16.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Value Plus Fund | After Taxes on Distributions | Alambic Mid Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.46%
Since Inception	rr_AverageAnnualReturnSinceInception	16.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Value Plus Fund | After Taxes on Distributions and Sales | Alambic Mid Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Value Plus Fund | Russell Midcap Value Total Return Index (reflects no deduction for fees, expense or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Small Cap Growth Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALAMBIC SMALL CAP GROWTH PLUS FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alambic Small Cap Growth Plus Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 220% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	220.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of small capitalization ("small-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell 2000® Index (between $159.2 million and $5.0 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes revenues, cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality, that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies and invests in those securities of companies across a range of market segments the Adviser believes have above-average growth potential.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and convertible warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

•	Small-Capitalization Risk. Investments in equity securities issued by small-capitalization companies are generally subject to greater risk than equity securities issued by larger, more established companies, and may be more susceptible to market events, price volatility, and liquidity risks.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks' valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock. In addition, the Fund's growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-890-8988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alambicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is 7.11%.

Quarterly Returns During This Time Period

Highest: 11.45% (quarter ended September 30, 2016)

Lowest: 0.99% (quarter ended June 30, 2016)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Small Cap Growth Plus Fund | Alambic Small Cap Growth Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.09%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.14%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	1,350
Five Years	rr_ExpenseExampleYear05	2,577
Ten Years	rr_ExpenseExampleYear10	$ 5,528
Annual Return 2016	rr_AnnualReturn2016	23.73%
Annual Return 2017	rr_AnnualReturn2017	16.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.99%
1 Year	rr_AverageAnnualReturnYear01	16.57%
Since Inception	rr_AverageAnnualReturnSinceInception	18.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Growth Plus Fund | After Taxes on Distributions | Alambic Small Cap Growth Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.08%
Since Inception	rr_AverageAnnualReturnSinceInception	17.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Growth Plus Fund | After Taxes on Distributions and Sales | Alambic Small Cap Growth Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	14.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Growth Plus Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.17%
Since Inception	rr_AverageAnnualReturnSinceInception	15.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Value Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALAMBIC SMALL CAP VALUE PLUS FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alambic Small Cap Value Plus Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	225.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of small capitalization ("small-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell 2000® Index (between $159.2 million and $5.0 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality: that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies price discrepancies in securities across a range of market segments, and then invests in those securities the Adviser believes are underpriced.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

•	Small-Capitalization Risk. Investments in equity securities issued by small-capitalization companies are generally subject to greater risk than equity securities issued by larger, more established companies, and may be more susceptible to market events, price volatility, and liquidity risks.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund's value investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-890-8988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alambicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is 4.86%.

Quarterly Returns During This Time Period

Highest: 12.82% (quarter ended December 31, 2016)

Lowest: (2.29%) (quarter ended March 31, 2017)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Small Cap Value Plus Fund | Alambic Small Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALAMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.80%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.85%)	[4]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	1,294
Five Years	rr_ExpenseExampleYear05	2,473
Ten Years	rr_ExpenseExampleYear10	$ 5,337
Annual Return 2016	rr_AnnualReturn2016	29.24%
Annual Return 2017	rr_AnnualReturn2017	4.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.29%)
1 Year	rr_AverageAnnualReturnYear01	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	14.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Value Plus Fund | After Taxes on Distributions | Alambic Small Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Value Plus Fund | After Taxes on Distributions and Sales | Alambic Small Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Value Plus Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	17.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Blue Current Global Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Blue Current Global Dividend Fund (the "Fund") seeks current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities of companies whose stock are selling at discounts to the Adviser's estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forward foreign currency exchange contracts ("forwards"). The Fund may also invest in publicly traded master limited partnerships ("MLPs") and exchange-traded funds ("ETFs") that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund's purchase of the security. There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normal market conditions, the Fund will generally hold securities of 25 to 50 companies.

An MLP is a limited partnership, the securities of which are traded on a public exchange or in the over-the-counter markets, that is eligible for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as an MLP, the partnership must receive at least 90% of its income from certain qualifying sources, including real estate, commodities, or natural resources. The Adviser believes that MLPs are an efficient way to gain portfolio exposure to such asset classes.

In selecting investments for the Fund, the Adviser seeks securities that the Adviser believes are undervalued, high-quality dividend paying equities issued by companies with a commitment to dividend growth, and that pay above-market dividend yields. The Adviser considers such factors as dividend sustainability, balance sheet quality, growth characteristics, and valuation when selecting investments for the Fund. Throughout this process the Adviser applies fundamental, "bottom-up" analysis when selecting investments. This analysis focuses on the specific attributes of each company rather than the industry in which the company operates or the economy in general.

The Fund seeks to have a diversified portfolio by issuer, industry, and country. The Fund will invest, under normal market conditions, in at least three different countries, one of which will be the United States. The Fund will also invest at least 40% of its assets in foreign securities. The Fund's foreign securities will primarily be in companies in developed countries.

The Fund's investment in foreign securities may include investing in securities traded on foreign exchanges, investing in American Depositary Receipts ("ADRs") listed on U.S. stock exchanges, or investing in ETFs that invest in foreign securities. The Fund may seek to hedge against currency fluctuations and deviations involving its foreign equity securities, including by investing in forward foreign currency exchange contracts.

A security may be sold when the security reaches its intrinsic value as determined by the Adviser, the Adviser has identified a more attractive security, or the security no longer meets the Adviser's dividend-paying criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Management Style Risk – The portfolio manager's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund's performance may at times be better or worse than the performance of the mutual funds that focus on other types of strategies.

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-capitalization companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country's government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seeks to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund's use of currency hedging may not be successful and the use of such strategy may lower the Fund's potential returns.

Forward Currency Exchange Contract Risk. Forward Currency Exchange Contracts ("Forex Contracts") are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

Exchange-Traded Fund ("ETF") Risk – Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

MLP Risk – Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund's investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP's operating expenses in addition to paying Fund expenses.

MLP Tax Risk – MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund's investment in the MLP. Additionally, open- end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities, it will be subject to federal corporate income tax, currently at a maximum rate of 35%. For more information about the Fund's tax status, please see "Dividends, Distributions and Taxes" in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Fund's Institutional Class which is the only class currently being offered. The Investor Class, if available, would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-514-3583 or by visiting www.bluecurrentfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-514-3583
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bluecurrentfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is (0.27%).

Quarterly Returns During This Time Period

Highest: 6.60% (quarter ended March 31, 2017)

Lowest: (7.39%) (quarter ended September 30, 2015)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Blue Current Global Dividend Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCGFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[5]
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Management Fees	rr_ManagementFeesOverAssets	0.99%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[5]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[5],[6]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[5]
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	436
Five Years	rr_ExpenseExampleYear05	812
Ten Years	rr_ExpenseExampleYear10	$ 1,868
Blue Current Global Dividend Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCGDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[6]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	358
Five Years	rr_ExpenseExampleYear05	680
Ten Years	rr_ExpenseExampleYear10	$ 1,592
Annual Return 2015	rr_AnnualReturn2015	(2.28%)
Annual Return 2016	rr_AnnualReturn2016	8.96%
Annual Return 2017	rr_AnnualReturn2017	18.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.39%)
1 Year	rr_AverageAnnualReturnYear01	18.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Blue Current Global Dividend Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Blue Current Global Dividend Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Blue Current Global Dividend Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Blue Current Global Dividend Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Marshfield Concentrated Opportunity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Marshfield Concentrated Opportunity Fund (the "Fund") seeks the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks the dual goals of capital preservation and long-term growth of principal, while targeting a pattern of performance at variance with that of the market. The Fund seeks to achieve its investment objective by investing principally in a portfolio of common stocks of companies traded on United States ("U.S.") securities exchanges or over-the-counter markets that exhibit low valuations based on the Adviser's analysis of the companies' intrinsic value. The Fund may invest in companies of any capitalization size, including large-cap, mid-cap, and small-cap companies. The Fund will typically hold from 16 to 24 equity securities plus a cash position. The cash position will, on average, be in the range of 0-25% of the portfolio and will be an output of the Adviser's buy and sell decisions, not a tactical maneuver.

The Adviser generally develops a list of U.S. exchange-traded and over-the-counter companies for consideration to purchase using its proprietary screening process as described below. The Adviser performs a bottom-up analysis to identify companies that the Adviser believes are: (i) in an industry that allows the company to earn high returns on equity over time; (ii) imbued with a functional and resilient corporate culture; and (iii) trading at a price that is below the Adviser's estimated intrinsic value of the company.

The Adviser's screening process generally involves:

•	Rigorous analysis that entails developing an understanding of the ecosystem in which a company operates. The Adviser seeks to review all relevant materials about a company and its industry such as journal articles and securities filings, talk with the management personnel of both the subject company and its competitors, and research the economics underlying the relevant industry or industries in order to have a deep understanding of how the company works.

•	Determining the value of the company, which the Adviser conducts using conservative assumptions. The Adviser stress tests its valuation based upon a series of different scenarios and sets a target price that incorporates a substantial discount between the company's market price and the Adviser's estimate of the company's value (i.e. intrinsic value).

•	Selecting portfolio investments in companies that the Adviser believes: (i) are in an industry that allows the company to earn high returns on equity over time, (ii) pass the Adviser's tests of corporate culture (the internal compass expressed by the company's attitude toward customers and shareholders), industry structure (attributes like competitive rivalry and the discipline to remain focused on maintaining and exploiting advantages) and management quality (integrity, courage and resolve) and (iii) are trading at a price that is below the Adviser's estimate intrinsic value of the company.

•	Continuous review of all Fund holdings with ongoing monitoring of the financial performance of each company in the portfolio as well as analysis of whether each holding is performing as the Adviser's conceptual case suggested.

The Adviser's approach emphasizes the potential long-term health of a company rather than the short-term performance of the company. The Adviser normally purchases stock in a company with the intention of holding the investment for an extended period of time. However, the Adviser may sell a portfolio holding if it determines any of the following circumstances exist:

•	The company fails to perform as anticipated;

•	The company's or the relevant industry's outlook has changed for the worse;

•	Systemic risk to the portfolio should be limited, as with too great an exposure to a single industry or sector of the economy;

•	A company's stock becomes excessively overvalued in relationship to its intrinsic value; or

•	The Adviser decides to readjust the size of the Fund's investment in the company's stock (e.g. the company's stock comprises too great a portion of the Fund, such as if the value of the company's stock exceeds 20% of the Fund's portfolio).

The Fund may hold out-of-favor stocks rather than popular ones. The Fund's portfolio will be focused and therefore may at times hold stocks in only a few companies. While the Adviser does not intend to focus on any particular sector or industry in making investments for the Fund, at any given time the Fund may have a substantial investment in a particular sector or industry if the Adviser determines such investment to be the best available for the Fund. The Adviser is willing to hold cash and will buy stocks opportunistically when prices are attractive in the Adviser's estimation.

The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depend largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, price of the Fund's shares will also decline.

•	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, in many instances, small- and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Management Style Risk. The portfolio manager's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Industry and Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-691-5288 or by visiting www.marshfieldfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-691-5288
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.marshfieldfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is 10.59%.

Quarterly Returns During This Time Period

Highest: 7.88% (quarter ended December 31, 2016)

Lowest: (0.81%) (quarter ended June 30, 2016)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRFOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[8]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.11%	[7]
One Year	rr_ExpenseExampleYear01	$ 113
Three Years	rr_ExpenseExampleYear03	562
Five Years	rr_ExpenseExampleYear05	1,038
Ten Years	rr_ExpenseExampleYear10	$ 2,353
Annual Return 2016	rr_AnnualReturn2016	14.78%
Annual Return 2017	rr_AnnualReturn2017	25.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.81%)
1 Year	rr_AverageAnnualReturnYear01	25.93%
Since Inception	rr_AverageAnnualReturnSinceInception	19.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | After Taxes on Distributions | Marshfield Concentrated Opportunity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.32%
Since Inception	rr_AverageAnnualReturnSinceInception	18.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | After Taxes on Distributions and Sales | Marshfield Concentrated Opportunity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%
Since Inception	rr_AverageAnnualReturnSinceInception	15.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | S&P 500 Total Return Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015

[1]	Alambic Investment Management, LP (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.85% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[2]	Alambic Investment Management, L.P. (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund's business to an amount not exceeding 0.85% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[3]	Alambic Investment Management, L.P. (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.95% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[4]	Alambic Investment Management, L.P. (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund's business to an amount not exceeding 0.95% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[5]	As of the date of this Prospectus, the Investor Class shares are not being offered.
[6]	Edge Capital Group, LLC (the "Adviser") has contractually agreed, until January 1, 2020, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.24% of the average daily net assets of the Investor Class shares and 0.99% of the average daily net assets of the Institutional Class shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2020, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[7]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[8]	Marshfield Associates, Inc. (the "Adviser") has contractually agreed, until January 1, 2020, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.10% of the Fund's average daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and/or expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2020, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.